INFORMATION BY OPERATING SEGMENTS AND GEOGRAPHIC AREA - Summary of Income Data by Operating Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 7,577.5	$ 6,394.7	$ 5,268.5
Cost of sales and services	(6,248.8)	(5,241.6)	(4,358.9)
Gross profit	1,328.7	1,153.1	909.6
Operating Segments
Disclosure of operating segments [line items]
Revenue	7,577.5	6,394.7	5,268.5
Cost of sales and services	(6,248.8)	(5,241.6)	(4,358.9)
Gross profit	1,328.7	1,153.1	909.6
Operating income (expense)	(721.1)	(485.6)	(595.1)
Operating income (loss) before financial result	607.6	667.5	314.5
Operating Segments | Unallocated
Disclosure of operating segments [line items]
Operating income (expense)	(31.9)	148.1	(47.1)
Operating income (loss) before financial result	(31.9)	148.1	(47.1)
Commercial Aviation | Operating Segments
Disclosure of operating segments [line items]
Revenue	2,369.8	2,208.6	1,846.8
Cost of sales and services	(2,174.2)	(2,008.9)	(1,698.3)
Gross profit	195.6	199.7	148.5
Operating income (expense)	(132.7)	(144.5)	(124.6)
Operating income (loss) before financial result	62.9	55.2	23.9
Defense & Security | Operating Segments
Disclosure of operating segments [line items]
Revenue	983.9	720.9	515.4
Cost of sales and services	(820.5)	(590.9)	(429.6)
Gross profit	163.4	130.0	85.8
Operating income (expense)	(85.9)	(85.4)	(57.5)
Operating income (loss) before financial result	77.5	44.6	28.3
Executive Aviation | Operating Segments
Disclosure of operating segments [line items]
Revenue	2,205.1	1,762.7	1,408.2
Cost of sales and services	(1,781.3)	(1,407.7)	(1,134.8)
Gross profit	423.8	355.0	273.4
Operating income (expense)	(158.4)	(149.0)	(146.6)
Operating income (loss) before financial result	265.4	206.0	126.8
Services & Support | Operating Segments
Disclosure of operating segments [line items]
Revenue	1,925.6	1,636.5	1,417.6
Cost of sales and services	(1,406.5)	(1,179.0)	(1,039.0)
Gross profit	519.1	457.5	378.6
Operating income (expense)	(220.8)	(187.5)	(163.4)
Operating income (loss) before financial result	298.3	270.0	215.2
Total reportable Segments | Operating Segments
Disclosure of operating segments [line items]
Revenue	7,484.4	6,328.7	5,188.0
Cost of sales and services	(6,182.5)	(5,186.5)	(4,301.7)
Gross profit	1,301.9	1,142.2	886.3
Operating income (expense)	(597.8)	(566.4)	(492.1)
Operating income (loss) before financial result	704.1	575.8	394.2
Other Segments
Disclosure of operating segments [line items]
Revenue	93.1	66.0	80.5
Other Segments | Operating Segments
Disclosure of operating segments [line items]
Revenue	93.1	66.0	80.5
Cost of sales and services	(66.3)	(55.1)	(57.2)
Gross profit	26.8	10.9	23.3
Operating income (expense)	(91.4)	(67.3)	(55.9)
Operating income (loss) before financial result	$ (64.6)	$ (56.4)	$ (32.6)